UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02857 and 811-21434

Name of Fund: BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return
Portfolio of Master Bond LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Total Return
Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC, 800
Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-
9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2009

Date of reporting period: 12/31/2008

Item 1 – Schedule of Investments

BlackRock Total Return Fund of BlackRock Bond Fund, Inc.
Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Beneficial
	Interest
Mutual Fund	(000)	Value

Master Total Return Portfolio of Master Bond LLC	$ 1,862,038	$ 2,023,314,285

Total Investments (Cost - $2,446,929,620) - 100.6%		2,023,314,285
Liabilities in Excess of Other Assets - (0.6)%		(11,921,439)

Net Assets - 100.0%		$ 2,011,392,846

Effective October 1, 2008, the Fund adopted Financial Accounting Standards Board

Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	-
Level 2	$ 2,023,314,285
Level 3	-

Total	$ 2,023,314,285

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Asset-Backed Securities		(000)	Value

ACE Securities Corp. Series 2003-OP1 Class
A2, 0.831%, 12/25/33 (a)	USD	581	$ 294,471
ACE Securities Corp. Series 2005-ASP1 Class
M1, 1.151%, 9/25/35 (a)		11,203	2,742,494
Aegis Asset Backed Securities Trust Series
2006-1 Class A1, 0.551%, 1/25/37 (a)		187	175,531
American Express Issuance Trust Series 2008-
2 Class A, 4.02%, 1/18/11		25,950	24,770,643
Bank of America Securities Auto Trust Series
2006-G1 Class A4, 5.17%, 12/20/10		29,100	28,520,735
Bank of America Credit Card Trust Series
2008-A9 Class A9, 4.07%, 7/16/12		20,950	20,008,932
Bear Stearns Asset Backed Securities Trust
Series 2005-4 Class A, 0.801%, 1/25/36 (a)		2,450	2,231,915
Bear Stearns Asset Backed Securities Trust Series
2005-HE10 Class A2, 0.761%, 11/25/35 (a)		6,633	6,313,754
Bear Stearns Asset Backed Securities Trust Series
2005-SD1 Class 1A2, 0.771%, 7/25/27 (a)		8,436	6,958,761
Bear Stearns Asset Backed Securities Trust Series
2006-HE8 Class 1A1, 0.541%, 10/25/36 (a)		5,182	4,874,778
Bear Stearns Asset Backed Securities Trust Series
2006-HE10 Class 21A1, 0.541%, 12/25/36 (a)		8,795	7,710,236
Capital Auto Receivables Asset Trust Series
2004-2 Class D, 5.82%, 5/15/12 (b)		4,850	4,750,163
Chase Issuance Trust Series 2005-A5 Class
A5, 0.353%, 2/15/12 (a)		3,600	3,519,673
Chase Issuance Trust Series 2006-A3 Class
A3, 0.323%, 7/15/11 (a)		375	368,160
Chase Issuance Trust Series 2007-A17 Class
A, 5.12%, 10/15/14		25,300	23,470,549
Chase Issuance Trust Series 2008-A9 Class
A9, 4.26%, 5/15/13		26,140	24,445,422
Chase Manhattan Auto Owner Trust Series
2005-B Class A4, 4.88%, 6/15/12		2,491	2,480,860
Citibank Omni Master Trust Series 2007-A9A
Class A9, 1.455%, 12/23/13 (a)		32,890	31,237,320
Countrywide Asset Backed Certificates Series
2003-2 Class M1, 1.521%, 6/26/33 (a)		1,911	352,693
Countrywide Asset Backed Certificates Series 2003-
BC3 Class A2, 1.09%, 9/25/33 (a)		909	536,563
Countrywide Asset Backed Certificates Series
2004-5 Class A, 0.921%, 10/25/34 (a)		1,909	1,221,345
Countrywide Asset Backed Certificates Series
2004-13 Class AF4, 4.583%, 1/25/33 (a)		10,300	8,558,935
Countrywide Asset Backed Certificates Series
2006-8 Class 2A1, 0.501%, 1/25/46 (a)		79	78,523
Countrywide Asset Backed Certificates Series
2006-21 Class 2A1, 0.521%, 5/25/37 (a)		9,770	9,100,658

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Asset-Backed Securities		(000)	Value

Daimler Chrysler Auto Trust Series 2006-D
Class A3, 4.98%, 2/08/11	USD	16,203	$ 15,985,354
First Franklin Mortgage Loan Asset Backed
Certificates Series 2005-FF10 Class A6, 0.821%,
11/25/35 (a)		10,681	5,771,066
Ford Credit Auto Owner Trust Series 2006-B
Class A4, 5.25%, 9/15/11		18,700	17,936,414
HSI Asset Securitization Corp. Trust Series
2006-HE1 Class 2A1, 0.521%, 10/25/36 (a)		11,132	9,603,544
Harley-Davidson Motorcycle Trust Series
2006-2 Class A2, 5.35%, 3/15/13		8,619	8,387,064
Honda Auto Receivables Owner Trust Series
2006-3 Class A3, 5.12%, 10/15/10		12,967	12,873,310
IXIS Real Estate Capital Trust Series 2007-
HE1 Class A1, 0.531%, 5/25/37 (a)		12,208	10,917,781
Irwin Home Equity Corp. Series 2005-C Class
1A1, 0.731%, 4/25/30 (a)		1,993	1,821,007
JPMorgan Mortgage Acquisition Corp. Series 2006-
HE3 Class A2, 1.465%, 11/25/36 (a)		4,738	4,378,158
Lehman XS Trust Series 2005-5N Class 3A2,
0.831%, 11/25/35 (a)		11,689	3,311,782
Long Beach Mortgage Loan Trust Series 2006-
11 Class 2A1, 0.531%, 12/25/36 (a)		8,142	7,015,062
MBNA Credit Card Master Note Trust Series 2006-
A4 Class A4, 0.323%, 9/15/11 (a)		4,150	4,090,287
Morgan Stanley ABS Capital I Series 2005-HE1
Class A2MZ, 0.771%, 12/25/34 (a)		820	555,115
Morgan Stanley ABS Capital I Series 2007-NC1
Class A2A, 0.521%, 11/25/36 (a)		7,459	7,012,727
New Century Home Equity Loan Trust Series 2005-
2 Class A2MZ, 0.731%, 6/25/35 (a)		2,543	1,998,558
Option One Mortgage Loan Trust Series 2003-
4 Class A2, 0.791%, 7/25/33 (a)		2,850	1,993,804
Park Place Securities, Inc. Series 2005-WCH1
Class A1B, 0.771%, 1/25/35 (a)		786	752,937
Park Place Securities, Inc. Series 2005-WCH1
Class A3D, 0.811%, 1/25/35 (a)		695	651,170
RAAC Series 2005-SP2 Class 2A, 0.771%,
6/25/44 (a)		11,488	6,652,119
Residential Asset Mortgage Products, Inc. Series
2005-RS3 Class AI2, 0.641%, 3/25/35 (a)		1,404	1,343,147
Residential Asset Mortgage Products, Inc. Series
2006-RS4 Class A1, 0.551%, 7/25/36 (a)		87	85,682
Residential Asset Securities Corp. Series
2003-KS5 Class AIIB, 1.051%, 7/25/33 (a)		1,138	668,986
SLM Student Loan Trust Series 2008-5 Class
A2, 4.635%, 10/25/16 (a)		33,280	31,644,820

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Asset-Backed Securities		(000)	Value

SLM Student Loan Trust Series 2008-5 Class
A3, 4.835%, 1/25/18 (a)	USD	8,410	$ 7,323,284
SLM Student Loan Trust Series 2008-5 Class
A4, 5.235%, 7/25/23 (a)		22,670	19,598,283
Small Business Administration Series 2002-
P10 Class 1, 5.199%, 8/10/12		166	169,124
Small Business Administration Series 2004-
P10 Class 1, 4.504%, 2/10/14		688	676,965
Soundview Home Equity Loan Trust Series
2007-OPT1 Class 2A1, 0.551%, 6/25/37 (a)		2,213	1,669,049
Structured Asset Receivables Corp. Series
2003-2 Class, 1.53%, 1/21/09 (a)		121	106,724
Structured Asset Securities Corp. Series 2003-
Al2 Class A, 3.357%, 1/25/31 (b)		500	368,910
Structured Asset Securities Corp. Series 2004-
23XS Class 2A1, 0.771%, 1/25/35 (a)		3,488	1,602,674
Structured Asset Securities Corp. Series 2006-
BC6 Class A2, 0.551%, 1/25/37 (a)		11,289	10,062,048
Structured Asset Securities Corp. Series 2007-
BC1 Class A2, 0.521%, 2/25/37 (a)		1,640	1,414,781
USAA Auto Owner Trust Series 2006-4 Class
A3, 5.01%, 6/15/11		14,745	14,647,613
USAA Auto Owner Trust Series 2006-4 Class
A4, 4.98%, 10/15/12		21,651	20,822,174

Total Asset-Backed Securities - 16.5%			448,634,637

U.S. Government & Agency Obligations

Fannie Mae, 4%, 1/26/09 (c)		3,445	3,453,085
Fannie Mae, 2.875%, 10/12/10		34,550	35,636,908
Fannie Mae, 2.875%, 12/11/13		23,800	24,365,881
Fannie Mae, 6.625%, 11/15/30		200	288,760
Federal Home Loan Banks, 5.375%,
5/15/19 (c)(d)		36,340	40,889,768
Federal Home Loan Banks, 5.50%, 7/15/36		115	147,376
Resolution Funding Corp., 6.29%, 7/15/18 (e)		100	71,698
Resolution Funding Corp., 6.30%, 10/15/18 (e)		100	70,794
U.S. Treasury Bonds, 8.125%, 8/15/19		19,790	29,249,007
U.S. Treasury Inflation Indexed Bonds,
1.625%, 1/15/15		40,164	37,246,295
U.S. Treasury Inflation Indexed Bonds,
2.375%, 1/15/25 (f)		6,350	6,240,904
U.S. Treasury Inflation Indexed Bonds, 2%,
1/15/26		8,296	7,814,092
U.S. Treasury Inflation Indexed Bonds,
1.75%, 1/15/28		6,396	5,909,333
U.S. Treasury Notes, 5.25%, 2/15/29		245	324,893
U.S. Treasury Notes, 4.375%, 2/15/38		15,060	20,170,988
U.S. Treasury Notes, 4.50%, 5/15/38		935	1,276,129

Total U.S. Government & Agency
Obligations - 7.8%			213,155,911

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

U.S. Government Agency Mortgage-		Par
Backed Securities		(000)	Value

Fannie Mae Guaranteed Pass-Through
Certificates:
4.00%, 12/01/13 - 2/12/33 (g)	USD	89,400	$ 89,683,294
4.50%, 1/15/39 - 2/15/39 (g)		51,800	52,488,649
4.553%, 1/01/35 (a)		1,389	1,374,101
5.00%, 1/15/24 - 1/15/39 (g)		316,495	323,403,470
5.052%, 8/01/38 (a)		17,727	18,007,719
5.176%, 8/01/38 (a)		17,980	18,181,254
5.50%, 7/01/14 - 1/15/39 (f)(g)		511,063	524,114,386
5.874%, 12/01/37 (a)		14,376	14,777,258
6.00%, 1/01/21 - 1/15/39 (f)(g)		77,431	79,745,037
6.28%, 8/01/11		1,800	1,886,566
6.50%, 2/01/28 - 1/15/39 (g)		122,367	127,109,477
7.00%, 3/01/31 - 9/01/36		265	279,522
Freddie Mac Mortgage Participation
Certificates:
4.00%, 5/01/10		427	426,743
4.50%, 10/01/34 - 1/15/39 (f)(g)		17,916	18,199,256
4.935%, 7/01/38 (a)		28	28,595
5.00%, 1/15/24 - 1/15/39 (g)		118,571	121,173,535
5.298%, 7/01/38 (a)(f)		21,843	22,223,309
5.355%, 2/01/37 (a)		275	279,774
5.426%, 9/01/38 (a)		11,479	11,689,648
5.50%, 8/01/17 - 1/15/39 (f)(g)		209,467	214,694,574
5.545%, 2/01/37 (a)		314	320,054
5.672%, 1/01/37 (a)		2,183	2,227,794
5.726%, 10/01/36 (a)		204	207,526
6.00%, 5/01/13 - 1/15/39 (g)		37,747	38,883,599
6.50%, 6/01/31 - 12/01/34		940	979,563
7.00%, 2/01/31 - 4/01/32		2,244	2,358,626
Ginnie Mae MBS Certificates:
3.75%, 5/20/34 (a)		2,277	2,178,383
5.00%, 2/21/39 (g)		23,000	23,445,625
5.50%, 11/15/33 - 2/15/39 (g)		42,141	43,190,580
6.00%, 11/15/28 - 2/15/39 (g)		90,628	93,219,120
6.50%, 4/15/31 - 2/15/39 (f)(g)		144,213	150,025,557
7.00%, 4/15/29 - 6/15/35		37,788	39,741,000
7.50%, 4/15/31 - 3/15/32		415	439,962

Total U.S. Government Agency Mortgage-
Backed Securities - 74.7%			2,036,983,556

U.S. Government Agency Mortgage-
Backed Securities - Collateralized
Mortgage Obligations

Fannie Mae Trust Series 360 Class 2, 5%,
8/01/35 (h)		26,259	2,998,708
Fannie Mae Trust Series 363 Class 2, 5.50%,
11/01/35 (h)		2,384	257,357
Fannie Mae Trust Series 367 Class 2, 5.50%,
1/01/36 (h)		2,703	286,052

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

U.S. Government Agency Mortgage-
Backed Securities - Collateralized		Par
Mortgage Obligations		(000)	Value

Fannie Mae Trust Series 378 Class 4, 5%,
7/01/36 (h)	USD	31,994	$ 3,065,932
Fannie Mae Trust Series 378 Class 5, 5%,
7/01/36 (h)		9,945	983,965
Fannie Mae Trust Series 378 Class 19, 5%,
6/01/35 (h)		546	78,071
Fannie Mae Trust Series 387 Class 5, 5%,
3/25/38 (h)		6,701	966,852
Fannie Mae Trust Series 1999-7 Class AB,
6%, 3/25/29		516	534,285
Fannie Mae Trust Series 2003-41 Class XU,
4%, 7/25/15		15,760	15,808,311
Fannie Mae Trust Series 2003-W5 Class A,
0.691%, 4/25/33 (a)		23	20,335
Fannie Mae Trust Series 2004-29 Class HC,
7.50%, 7/25/30		1,020	1,072,198
Fannie Mae Trust Series 2005-63 Class PA,
5.50%, 10/25/24		9,628	9,713,195
Fannie Mae Trust Series 2006-26 Class QA,
5.50%, 6/25/26		1,747	1,780,548
Fannie Mae Trust Series 2006-M2 Class A2A,
5.271%, 10/25/32 (a)		4,600	4,808,798
Fannie Mae Trust Series 2007-22 Class PA,
5.50%, 3/25/37		13,959	14,501,226
Fannie Mae Trust Series 2007-108 Class AN,
8.889%, 11/25/37 (a)		14,793	16,093,011
Freddie Mac Multiclass Certificates Series
232 Class IO, 5%, 8/01/35 (h)		423	48,197
Freddie Mac Multiclass Certificates Series
2684 Class SP, 4.986%, 1/15/33 (h)		3,840	665,405
Freddie Mac Multiclass Certificates Series
2687 Class PM, 4.50%, 11/15/26		9,623	9,645,729
Freddie Mac Multiclass Certificates Series
2825 Class VP, 5.50%, 6/15/15		1,510	1,580,670
Freddie Mac Multiclass Certificates Series
3068 Class VA, 5.50%, 10/15/16		9,006	9,366,373
Freddie Mac Multiclass Certificates Series
3137 Class XP, 6%, 4/15/36		14,747	15,245,181
Freddie Mac Multiclass Certificates Series
3208 Class PS, 4.586%, 8/15/36 (h)		19,058	2,351,953
Freddie Mac Multiclass Certificates Series
3210 Class PA, 6%, 3/15/29		10,749	10,995,841
Freddie Mac Multiclass Certificates Series
3316 Class SB, 4.729%, 8/15/35 (h)		3,287	418,054

Total U.S. Government Agency Mortgage-
Backed Securities - Collateralized Mortgage
Obligations - 4.5%			123,286,247

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

	Non-U.S. Government Agency Mortgage-		Par
	Backed Securities		(000)	Value

Collateralized Mortgage	Bank of America Alternative Loan Trust
Obligations - 16.8%	Series 2004-7 Class 4A1, 5%, 8/25/19	USD	906	$ 766,836
Bank of America Funding Corp. Series 2004-3
	Class 2A2, 5%, 9/25/19		12,247	11,955,822
	Bear Stearns Adjustable Rate Mortgage Trust Series
	2005-4 Class 3A1, 5.371%, 8/25/35 (a)		88,833	59,626,530
Bear Stearns Adjustable Rate Mortgage Trust
	Series 2006-2 Class 2A1, 5.65%, 7/25/36 (a)		32,125	16,918,119
	BlackRock Capital Finance LP Series 1997-R2 Class
	AP, 1.286%, 12/25/35 (a)(b)(i)(j)		10	10,208
	Citigroup Mortgage Loan Trust, Inc. Series
	2007-AR4 Class 2A2A, 5.738%, 3/25/37 (a)		13,153	6,777,397
Citimortgage Alternative Loan Trust Series
	2007-A8 Class A1, 6%, 10/25/37		25,200	12,080,302
	Collateralized Mortgage Obligation Trust
	Series 57 Class D, 9.90%, 2/01/19		19	20,274
	Countrywide Alternative Loan Trust Series
	2004-18CB Class 2A5, 0.921%, 9/25/34 (a)		1,167	830,595
	Countrywide Alternative Loan Trust Series
	2005-21B Class A17, 6%, 6/25/35		23,405	14,730,525
	Countrywide Alternative Loan Trust Series
	2006-01A0 Class 1A1, 3.216%, 8/25/46 (a)		3,960	1,698,921
	Countrywide Alternative Loan Trust Series
	2006-0A21 Class A1, 0.549%, 3/20/47 (a)		10,561	4,327,393
	Countrywide Alternative Loan Trust Series 2006-
	OC8 Class 2A1A, 0.561%, 11/25/36 (a)		1,331	1,251,517
	Countrywide Alternative Loan Trust Series
	2006-OC9 Class A1, 0.546%, 9/25/35 (a)		9,551	8,682,312
	Countrywide Alternative Loan Trust Series 2006-
	OC10 Class 2A1, 0.561%, 11/25/36 (a)		8,077	7,038,013
	Countrywide Alternative Loan Trust Series
	2006-OC11 Class 2A1, 0.571%, 1/25/37 (a)		12,802	11,459,175
	Countrywide Home Loan Mortgage Pass-
Through Trust Series 2003-J10 Class 2A1, 5%,
	11/25/18		5,343	5,082,618
	Countrywide Home Loan Mortgage Pass-
	Through Trust Series 2004-29 Class1A1,
	0.741%, 2/25/35 (a)		490	246,154
	Countrywide Home Loan Mortgage Pass-
	Through Trust Series 2006-0A5 Class 2A1,
	0.671%, 4/25/46 (a)		4,941	1,934,607
	Countrywide Home Loan Mortgage Pass-
	Through Trust Series 2006-0A5 Class 3A1,
	0.671%, 4/25/46 (a)		8,962	3,652,901
	Countrywide Home Loan Mortgage Pass-
	Through Trust Series 2007-16 Class A1,
	6.50%, 10/25/37		12,646	8,579,694

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Non-U.S. Government Agency Mortgage-		Par
Backed Securities		(000)	Value

Credit Suisse Mortgage Capital Certificates
Series 2006-8 Class 3A1, 6%, 10/25/21	USD	6,035	$ 3,545,296
First Horizon Asset Securities, Inc. Series
2005-AR3 Class 3A1, 5.501%, 8/25/35 (a)		4,848	3,646,336
GMAC 93, 7.43%, 12/01/22		15,558	15,441,032
GSR Mortgage Loan Trust Series 2005-AR4
Class 6A1, 5.25%, 7/25/35 (a)		15,982	10,627,604
Harborview Mortgage Loan Trust Series 2005-
8 Class 1A2A, 0.689%, 9/19/35 (a)		848	393,091
Harborview Mortgage Loan Trust Series 2005-
10 Class 2A1A, 0.669%, 11/19/35 (a)		1,610	733,517
Harborview Mortgage Loan Trust Series 2006-
9 Class 2A1A, 0.544%, 11/19/36 (a)		8,708	3,745,112
Homebank Mortgage Trust Series 2006-2
Class A1, 0.651%, 12/25/36 (a)		10,806	4,207,520
Impac Secured Assets CMN Owner Trust Series 2004-
3 Class 1A4, 0.871%, 11/25/34 (a)		2,193	1,088,358
Impac Secured Assets CMN Owner Trust Series
2004-3 Class M1, 1.071%, 11/25/34 (a)		11,950	1,919,834
IndyMac INDX Mortgage Loan Trust Series
2006-AR41 Class A3, 0.651%, 2/25/37 (a)		16,927	7,035,265
JPMorgan Mortgage Trust Series 2005-A5
Class TA1, 5.432%, 8/25/35 (a)		32,130	23,652,240
JPMorgan Mortgage Trust Series 2006-A2
Class 4A1, 3.885%, 8/25/34 (a)		2,463	1,839,077
JPMorgan Mortgage Trust Series 2006-S2
Class 2A2, 5.875%, 7/25/36		2,825	2,083,536
JPMorgan Mortgage Trust Series 2007-S1
Class 1A2, 5.52%, 3/25/22		1,822	1,238,350
Luminent Mortgage Trust Series 2006-7 Class
1A1, 0.651%, 12/25/36 (a)		23,469	9,462,234
Maryland Insurance Backed Securities Trust
Series 2006-1A Class, 5.55%, 12/10/65 (j)		2,500	1,725,000
Master Asset Securitization Trust Series 2003-
9 Class 1A1, 5%, 10/25/18		6,093	5,948,111
Ocwen Residential MBS Corp. Series 1998-R2
Class AP, 8.113%, 11/25/34 (a)(b)		29	18,871
Structured Adjustable Rate Mortgage Loan Trust
Series 2007-3 Class 2A1, 5.733%, 4/25/37 (a)		26,660	14,515,215
Structured Asset Securities Corp. Series 2005-
GEL2 Class A, 0.751%, 4/25/35 (a)		1,404	1,176,795
Structured Asset Securities Corp. Series 2005-
OPT1 Class A4M, 0.831%, 11/25/35 (a)		5,373	3,579,004
WaMu Mortgage Pass-Through Certificates Series
2000-1 Class B1, 4.66%, 1/25/40 (a)(b)(j)		1	58
WaMu Mortgage Pass-Through Certificates Series
2006-AR18 Class 1A1, 5.339%, 1/25/37 (a)		29,007	16,340,672
WaMu Mortgage Pass-Through Certificates Series
2007-0A4 Class 1A, 3.026%, 5/25/47 (a)		5,264	2,259,393

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

	Non-U.S. Government Agency Mortgage-		Par
	Backed Securities		(000)	Value

	WaMu Mortgage Pass-Through Certificates
	Series 2007-0A5 Class 1A, 3.006%,
	6/25/47 (a)	USD	9,155	$ 4,170,058
	WaMu Mortgage Pass-Through Certificates Series
	2007-HY3 Class 1A1, 5.647%, 3/25/37 (a)		66,090	33,103,229
Wells Fargo Mortgage Backed Securities Trust
	Series 2005-AR10 Class 2A2, 4.232%,
	6/25/35 (a)		23,560	17,940,362
Wells Fargo Mortgage Backed Securities Trust
	Series 2005-AR15 Class 2A1, 5.118%,
	9/25/35 (a)		37,440	27,551,280
Wells Fargo Mortgage Backed Securities Trust
	Series 2006-AR2 Class 2A5, 5.093%,
	3/25/36 (a)		33,811	20,953,840
Wells Fargo Mortgage Backed Securities Trust
	Series 2006-AR3 Class A4, 5.703%,
	3/25/36 (a)		34,836	22,662,836
Wells Fargo Mortgage Backed Securities Trust
	Series 2006-AR4 Class 2A4, 5.775%,
	4/25/36 (a)		1,500	858,258
Wells Fargo Mortgage Backed Securities Trust
	Series 2006-AR12 Class 2A1, 6.099%,
	9/25/36 (a)		7,868	5,042,644
Wells Fargo Mortgage Backed Securities Trust
	Series 2006-AR15 Class A1, 5.665%,
	10/25/36 (a)		7,529	4,997,145
Wells Fargo Mortgage Backed Securities Trust
	Series 2006-AR17 Class A1, 5.329%,
	10/25/36 (a)		13,044	8,033,364

				459,204,450

Commercial Mortgage-Backed	Bank of America Commercial Mortgage, Inc. Series
Securities - 19.4%	2004-7 Class 4A1, 6.503%, 4/15/36		1,667	1,636,137
Bank of America Commercial Mortgage, Inc.
	Series 2006-2 Class A4, 5.739%,
	5/10/45 (a)		5,460	4,459,376
	Bear Stearns Commercial Mortgage Securities Series
	1998-C1 Class A2, 6.44%, 6/16/30		689	686,510
Bear Stearns Commercial Mortgage Securities
	Series 2000-WF2 Class A2, 7.32%,
	10/15/32 (a)		1,388	1,382,250
Bear Stearns Commercial Mortgage Securities
	Series 2006-PW11 Class AJ, 5.456%,
	3/11/39 (a)(b)		7,100	2,215,125
	Bear Stearns Commercial Mortgage Securities Series
	2007-PW15 Class A4, 5.331%, 2/11/44		20,950	16,147,261
	CS First Boston Mortgage Securities Corp.
	Series 2001-CK6 Class A3, 6.387%, 8/15/36		375	362,747
	CS First Boston Mortgage Securities Corp. Series
	2002-CKS4 Class A2, 5.183%, 11/15/36		2,415	2,207,397

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Non-U.S. Government Agency Mortgage-		Par
Backed Securities		(000)	Value

CS First Boston Mortgage Securities Corp.
Series 2002-CP5 Class A1, 4.106%, 12/15/35	USD	8,104	$ 7,525,282
CS First Boston Mortgage Securities Corp.
Series 2003-C3 Class A5, 3.936%, 5/15/38		2,320	1,973,473
Chase Commercial Mortgage Securities Corp. Series
1999-2 Class A2, 7.198%, 1/15/32		17,977	17,916,819
Chase Commercial Mortgage Securities Corp. Series
2000-1 Class A2, 7.757%, 4/15/32		17,334	17,348,709
Citigroup Commercial Mortgage Trust Series 2007-
C6 Class AM, 5.70%, 12/10/49 (a)		8,750	4,007,710
Citigroup/Deutsche Bank Commercial
Mortgage Trust Series 2007-CD5 Class A4,
5.886%, 11/15/44 (a)		10,075	7,597,469
Commercial Mortgage Pass-Through
Certificates Series 2004-LB3A Class A3,
5.09%, 7/10/37 (a)		9,900	9,233,713
Commercial Mortgage Pass-Through
Certificates Series 2007-C9 Class A4, 5.816%,
12/10/49 (a)		24,360	18,471,331
DLJ Commercial Mortgage Corp. Series 2000-
CKP1 Class A1B, 7.18%, 11/10/33		1,922	1,913,958
First Union National Bank Commercial
Mortgage Series 2000-C1 Class A2, 7.841%,
5/17/32		12,333	12,355,916
First Union National Bank Commercial
Mortgage Series 2001-C2 Class A2, 6.663%,
1/12/43		2,120	2,083,608
GE Capital Commercial Mortgage Corp.
Series 2001-3 Class A2, 6.07%, 6/10/38		1,670	1,561,053
GE Capital Commercial Mortgage Corp.
Series 2002-1A Class A3, 6.269%, 12/10/35		1,730	1,624,648
GE Capital Commercial Mortgage Corp. Series
2005-C4 Class A4, 5.334%, 11/10/45 (a)		2,900	2,402,439
GMAC Commercial Mortgage Securities, Inc. Series
1998-C2 Class D, 6.50%, 5/15/35		10,392	10,354,912
GMAC Commercial Mortgage Securities, Inc.
Series 1999-C2 Class A2, 6.945%, 9/15/33		805	802,098
GMAC Commercial Mortgage Securities, Inc. Series
1999-C3 Class A2, 7.179%, 8/15/36 (a)		968	965,064
GMAC Commercial Mortgage Securities, Inc. Series
2000-C1 Class A2, 7.724%, 3/15/33 (a)		1,381	1,381,389
GMAC Commercial Mortgage Securities, Inc. Series
2000-C2 Class A2, 7.455%, 8/16/33 (a)		1,197	1,194,873
GMAC Commercial Mortgage Securities, Inc. Series
2000-C2 Class A2, 5.485%, 5/10/40 (a)		2,465	2,215,491
GMAC Commercial Mortgage Securities, Inc.
Series 2001-C1 Class B, 6.67%, 4/15/34 (a)		15,000	14,167,838
GMAC Commercial Mortgage Securities, Inc. Series
2004-C3 Class AAB, 4.702%, 12/10/41		700	559,267

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Non-U.S. Government Agency Mortgage-		Par
Backed Securities		(000)	Value

GS Mortgage Securities Corp. II Series 2003-
C1 Class X2, 1.029%, 1/10/40 (h)	USD	12,429	$ 106,366
GS Mortgage Securities Corp. II Series 2004-
GG2 Class A4, 4.964%, 8/10/38		1,625	1,478,558
GS Mortgage Securities Corp. II Series 2006-
GG6 Class A2, 5.506%, 4/10/38 (a)		18,650	16,316,268
GS Mortgage Securities Corp. II Series 2006-
GG8 Class A4, 5.56%, 11/10/39		23,675	18,778,870
Greenwich Capital Commercial Funding Corp. Series
2004-GG1 Class A4, 4.755%, 6/10/36		20,425	19,825,559
Greenwich Capital Commercial Funding Corp. Series
2005-GG3 Class A3, 4.569%, 8/10/42		2,445	2,037,559
JPMorgan Chase Commercial Mortgage
Securities Corp. Series 2001-CIB2 Class A3,
6.429%, 4/15/35		21,558	20,966,093
JPMorgan Chase Commercial Mortgage
Securities Corp. Series 2001-CIB3 Class A3,
6.465%, 11/15/35		2,120	2,051,139
JPMorgan Chase Commercial Mortgage
Securities Corp. Series 2001-CIBC Class A3,
6.26%, 3/15/33		1,068	1,044,192
JPMorgan Chase Commercial Mortgage
Securities Corp. Series 2006-CB17 Class A4,
5.429%, 12/12/43		2,720	2,064,520
JPMorgan Chase Commercial Mortgage
Securities Corp. Series 2007-LD1 Class A2,
5.804%, 6/15/49 (a)		9,700	7,414,924
JPMorgan Chase Commercial Mortgage
Securities Corp. Series 2007-LD12 Class A2,
5.827%, 2/15/51		7,882	6,145,445
LB Commercial Conduit Mortgage Trust
Series 1999-C2 Class A2, 7.325%, 10/15/32		10,874	10,843,312
LB-UBS Commercial Mortgage Trust Series
2000-C3 Class A2, 7.95%, 5/15/25 (a)		23,246	23,346,188
LB-UBS Commercial Mortgage Trust Series
2000-C4 Class A2, 7.37%, 8/15/26		1,082	1,081,589
LB-UBS Commercial Mortgage Trust Series
2005-C2 Class AJ, 5.205%, 4/15/30 (a)		1,100	509,546
LB-UBS Commercial Mortgage Trust Series
2005-C3 Class A5, 4.739%, 7/15/30		15,850	12,809,685
LB-UBS Commercial Mortgage Trust Series
2006-C1 Class A4, 5.156%, 2/15/31		22,956	18,224,856
LB-UBS Commercial Mortgage Trust Series
2006-C7 Class A2, 5.30%, 11/15/38		20,170	16,525,029
LB-UBS Commercial Mortgage Trust Series
2007-C1 Class A4, 5.424%, 2/15/40		20,390	15,127,168
LB-UBS Commercial Mortgage Trust Series
2007-C2 Class A3, 5.43%, 2/15/40		18,425	13,242,129

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Non-U.S. Government Agency Mortgage-		Par
Backed Securities		(000)	Value

LB-UBS Commercial Mortgage Trust Series
2007-C7 Class A3, 5.866%, 9/15/45 (a)	USD	20,314	$ 14,374,065
Merrill Lynch Mortgage Trust Series 2007-C1
Class AM, 5.829%, 6/12/50 (a)(i)		1,275	590,498
Morgan Stanley Capital I Series 1999-FNV
Class A2, 6.53%, 3/15/31 (a)		18	17,885
Morgan Stanley Capital I Series 2005-HQ5
Class A4, 5.168%, 1/14/42		8,000	6,718,884
Morgan Stanley Capital I Series 2006-IQ11
Class A2, 5.693%, 10/15/42 (a)		6,715	5,761,953
Morgan Stanley Capital I Series 2006-IQ12
Class A4, 5.332%, 12/15/43		10,265	7,722,384
Morgan Stanley Capital I Series 2007-HQ12
Class A2, 5.632%, 4/12/49 (a)		3,520	2,648,292
Morgan Stanley Capital I Series 2007-IQ15
Class AM, 5.881%, 6/11/49 (a)		1,825	847,732
Morgan Stanley Dean Witter Capital I Series 2000-
LIFE Class A2, 7.57%, 11/15/36 (a)		17,395	17,375,993
Prudential Mortgage Capital Funding, LLC Series
2001-Rock Class A2, 6.605%, 5/10/34		2,153	2,111,631
Prudential Securities Secured Financing Corp. Series
2000-C1 Class A2, 7.727%, 5/17/32 (a)		17,984	17,983,811
Salomon Brothers Mortgage Securities VII, Inc.
Series 2000-C3 Class A2, 6.592%, 12/18/33		1,608	1,578,597
Salomon Brothers Mortgage Securities VII, Inc.
Series 2001-C2 Class A3, 6.499%, 11/13/36		4,904	4,763,987
WaMu Commercial Mortgage Securities Trust
Series 2005-C1A Class X, 2.10%, 5/25/36 (h)		12,074	344,934
Wachovia Bank Commercial Mortgage Trust Series
2005-C21 Class A3, 5.209%, 10/15/44 (a)		9,420	8,745,953
Wachovia Bank Commercial Mortgage Trust Series
2006-C25 Class A4, 5.74%, 5/15/43 (a)		17,875	14,231,630
Wachovia Bank Commercial Mortgage Trust Series
2006-C25 Class A5, 5.74%, 5/15/43 (a)		19,075	15,074,015
Wachovia Bank Commercial Mortgage Trust Series
2006-C28 Class A2, 5.50%, 10/15/48		15,101	12,513,407
Wachovia Bank Commercial Mortgage Trust Series
2006-C28 Class AJ, 5.632%, 10/15/48 (a)		2,045	600,553
Wachovia Bank Commercial Mortgage Trust Series
2006-C29 Class A4, 5.308%, 11/15/48		24,400	18,285,140
Wachovia Bank Commercial Mortgage Trust Series
2006-C29 Class AJ, 5.368%, 11/15/48 (a)		2,345	658,759

			529,642,961

Total Non-U.S. Government Agency Mortgage-
Backed Securities - 36.2%			988,847,411

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

Aerospace & Defense - 0.1%	BAE Systems Holdings, Inc., 5.20%,
	8/15/15 (b)	USD	340	$ 316,268
	L-3 Communications Corp., 5.875%, 1/15/15		860	774,000
L-3 Communications Corp. Series B, 6.375%,
	10/15/15		762	712,470
	United Technologies Corp., 2.273%,
	6/01/09 (a)		1,150	1,145,699

				2,948,437

Airlines - 0.2%	American Airlines, Inc. Series 2003-1,
	3.857%, 1/09/12		2,134	1,872,604
	Continental Airlines, Inc. Series 2002-1,
	6.563%, 8/15/13		2,555	2,037,612

				3,910,216

Capital Markets - 3.1%	The Bear Stearns Cos., Inc., 1.486%, 7/19/10 (a)		4,995	4,833,916
	The Bear Stearns Cos., Inc., 6.95%, 8/10/12		13,615	14,140,171
	Goldman Sachs Capital II, 5.793% (a)(k)		6,895	2,650,597
	The Goldman Sachs Group, Inc., 5.25%, 10/15/13		11,620	10,674,736
	Lehman Brothers Holdings, Inc., 5.625%,
	1/24/13 (l)(m)		8,005	760,475
	Lehman Brothers Holdings, Inc., 6.75%,
	12/28/17 (l)(m)		7,180	718
	Lehman Brothers Holdings, Inc. Series I,
	5.25%, 2/06/12 (l)(m)		8,415	799,425
Lehman Brothers Holdings, Inc. Series MTN,
	7%, 9/27/27 (l)(m)		8,000	760,000
	Morgan Stanley, 1.648%, 1/09/12 (a)		43,250	34,124,769
	UBS AG, 5.75%, 4/25/18		11,000	9,983,545
	UBS AG Series DPNT, 5.875%, 12/20/17		7,715	7,087,346

				85,815,698

Commercial Banks - 0.7%	Corporacion Andina de Fomento, 6.875%, 3/15/12		5,125	4,958,022
	HSBC Bank USA NA, 4.625%, 4/01/14		415	384,498
	Royal Bank of Scotland Group Plc, 6.99% (a)(b)(k)		11,575	5,411,729
	SunTrust Bank Series CD, 4.415%, 6/15/09		430	434,524
	Wachovia Bank NA, 6.60%, 1/15/38		875	949,295
	Wachovia Corp., 5.50%, 5/01/13		6,500	6,427,467
	Wells Fargo & Co., 4.625%, 8/09/10		255	256,172
	Wells Fargo & Co., 4.875%, 1/12/11		740	740,028

				19,561,735

Computers & Peripherals - 0.5%	International Business Machines Corp.,
	5.70%, 9/14/17		8,245	8,814,853
	International Business Machines Corp.,
	7.625%, 10/15/18		4,000	4,796,780

				13,611,633

Consumer Finance - 0.7%	FIA Card Services NA, 4.625%, 8/03/09		3,135	3,134,749
	SLM Corp., 3.735%, 1/26/09 (a)		4,475	4,474,356
	SLM Corp., 5.40%, 10/25/11		6,000	4,538,604
	SLM Corp., 5.125%, 8/27/12		1,450	1,085,121
	SLM Corp. Series A, 4%, 1/15/09		6,310	6,281,182

				19,514,012

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

Diversified Financial	Bank of America Corp., 7.80%, 2/15/10	USD	75	$ 76,841
Services - 4.3%	Bank of America Corp., 4.875%, 9/15/12		5,555	5,481,507
	Bank of America Corp., 7.80%, 9/15/16		5,000	5,089,930
	Bank of America Corp., 6%, 9/01/17 (c)		2,025	2,056,635
	Bank of America Corp., 5.75%, 12/01/17		2,805	2,800,627
	Citigroup, Inc., 4.125%, 2/22/10		1,540	1,517,555
	Citigroup, Inc., 5.625%, 8/27/12		10,305	9,660,185
	Ford Motor Credit Co. LLC, 5.80%, 1/12/09		545	543,456
	Ford Motor Credit Co. LLC, 9.75%, 9/15/10		2,445	1,955,985
	General Electric Capital Corp., 5%, 11/15/11		18,780	19,031,840
	General Electric Capital Corp., 6.75%, 3/15/32		5,000	5,316,130
	General Electric Capital Corp., 6.15%, 8/07/37		2,770	2,777,246
	General Electric Capital Corp., 6.375%,
	11/15/67 (a)		10,075	6,332,833
General Electric Capital Corp. Series A, 5%,
	12/01/10		30,550	31,048,179
	JPMorgan Chase & Co., 7.125%, 6/15/09		100	100,636
	JPMorgan Chase & Co., 4.50%, 11/15/10		10	10,132
	JPMorgan Chase Bank NA, 6%, 7/05/17		12,725	12,834,410
	JPMorgan Chase Bank NA Series BKNT, 6%,
	10/01/17		9,865	9,950,618

				116,584,745

Diversified Telecommunication	AT&T, Inc., 5.50%, 2/01/18 (f)		9,750	9,853,594
Services - 1.6%	AT&T, Inc., 6.50%, 9/01/37		8,975	9,665,985
	Cincinnati Bell, Inc., 7.25%, 7/15/13		200	176,000
	Citizens Communications Co., 6.25%, 1/15/13		235	199,750
	Comcast Cable Holdings LLC, 7.875%, 8/01/13		150	154,232
	GTE Corp., 6.84%, 4/15/18		8,030	8,133,250
	GTE Corp., 6.94%, 4/15/28		75	69,403
Qwest Communications International, Inc.,
	7.50%, 2/15/14		2,275	1,626,625
	Qwest Communications International, Inc.
	Series B, 7.50%, 2/15/14		905	647,075
	Qwest Corp., 5.246%, 6/15/13 (a)		135	100,575
	Telecom Italia Capital SA, 5.25%, 10/01/15		275	209,344
	Telefonica Europe BV, 7.75%, 9/15/10		160	162,458
	Verizon Communications, Inc., 8.75%, 11/01/18		11,200	13,140,086
	Verizon Maryland, Inc. Series B, 5.125%, 6/15/33		95	69,162
	Verizon New Jersey, Inc., 7.85%, 11/15/29		35	31,124
	Verizon Virginia, Inc. Series A, 4.625%, 3/15/13		60	53,694
	Wind Acquisition Finance SA, 10.75%,
	12/01/15 (b)		150	129,000
	Windstream Corp., 8.125%, 8/01/13		240	220,800
	Windstream Corp., 8.625%, 8/01/16		255	225,675

				44,867,832

Electric Utilities - 0.7%	Florida Power & Light Co., 5.625%, 4/01/34		150	159,174
	Florida Power & Light Co., 5.95%, 2/01/38		3,575	3,982,014
	Florida Power Corp., 6.40%, 6/15/38		6,650	7,426,321
	Nevada Power Co., 6.65%, 4/01/36		3,755	3,351,694

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

Southern California Edison Co. Series 08-A,
	5.95%, 2/01/38	USD	2,800	$ 3,118,780

				18,037,983

Energy Equipment &	Transocean, Inc., 6%, 3/15/18		1,685	1,534,700
Services - 0.1%	Transocean, Inc., 6.80%, 3/15/38		1,880	1,676,860

				3,211,560

Food Products - 0.6%	Kraft Foods, Inc., 6.50%, 8/11/17		7,555	7,593,848
	Kraft Foods, Inc., 6.125%, 2/01/18		8,090	7,927,367

				15,521,215

Gas Utilities - 0.0%	El Paso Natural Gas Co., 8.625%, 1/15/22		130	117,133

Health Care Providers &	UnitedHealth Group, Inc., 5.80%, 3/15/36		3,465	2,639,952
Services - 0.1%	WellPoint, Inc., 5.95%, 12/15/34		410	340,615

				2,980,567

Hotels, Restaurants &	American Real Estate Partners LP, 8.125%,
Leisure - 0.1%	6/01/12		75	57,750
	American Real Estate Partners LP, 7.125%,
	2/15/13		1,890	1,304,100
	Harrah's Operating Co., Inc., 10.75%,
	2/01/18 (b)(n)		6,356	730,940
	Harrah's Operating Co., Inc., 10%,
	12/15/18 (b)		1,570	573,050

				2,665,840

Household Durables - 0.0%	Belvoir Land LLC Series A-1, 5.27%, 12/15/47		325	207,711
	Irwin Land LLC Series A-2, 5.40%, 12/15/47		600	386,598

				594,309

Independent Power Producers &	AES Ironwood LLC, 8.875%, 11/30/25		85	73,532
Energy Traders - 0.2%	AES Red Oak LLC Series B, 9.20%, 11/30/29		50	43,000
	NRG Energy, Inc., 7.375%, 2/01/16		90	83,700
	Texas Competitive Electric Holdings Co.
	LLC Series B, 10.25%, 11/01/15 (b)		7,835	5,562,850

				5,763,082

Insurance - 1.0%	American General Corp., 7.50%, 8/11/10		150	119,312
American International Group, Inc., 6.25%,
	5/01/36		5,255	2,951,245
	Hartford Life Global Funding Trusts,
	2.166%, 9/15/09 (a)		1,285	1,196,899
	Hartford Life Global Funding Trusts,
	2.176%, 6/16/14 (a)		13,275	9,062,962
Metropolitan Life Global Funding I, 5.125%,
	4/10/13 (b)		11,675	10,878,286
	Monument Global Funding Ltd., 0.509%,
	6/16/10 (a)		2,510	2,298,896

				26,507,600

Life Sciences Tools & Services - 0.0%	Bio-Rad Laboratories, Inc., 6.125%, 12/15/14		100	80,250

Media - 2.1%	CSC Holdings, Inc. Series B, 8.125%, 7/15/09		860	855,700
	CSC Holdings, Inc. Series B, 8.125%, 8/15/09		125	124,375
Cablevision Systems Corp. Series B, 8.334%,
	4/01/09 (a)		605	603,488

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

	Comcast Cable Communications Holdings,
	Inc., 8.375%, 3/15/13	USD	670	$ 693,131
	Comcast Corp., 5.90%, 3/15/16		425	405,796
	Comcast Corp., 6.50%, 1/15/17		7,050	6,963,384
	Comcast Corp., 7.05%, 3/15/33		155	161,679
	Comcast Corp., 6.50%, 11/15/35		125	124,405
	Comcast Corp., 6.45%, 3/15/37		7,000	6,965,819
	Comcast Corp., 6.95%, 8/15/37		3,275	3,448,745
	Cox Communications, Inc., 7.125%, 10/01/12		3,895	3,727,581
	News America, Inc., 7.125%, 4/08/28		125	119,918
	News America, Inc., 7.625%, 11/30/28		140	140,423
	News America, Inc., 6.40%, 12/15/35		5,210	4,815,384
	News America, Inc., 6.75%, 1/09/38		5,060	5,005,453
	Shaw Communications, Inc., 7.20%, 12/15/11		3,135	2,962,575
	TCI Communications, Inc., 8.75%, 8/01/15		360	383,205
	Time Warner Cable, Inc., 5.85%, 5/01/17		9,475	8,655,915
	Time Warner Cos., Inc., 9.125%, 1/15/13		9,715	9,627,623
	Time Warner Cos., Inc., 7.57%, 2/01/24		720	693,894
Time Warner Entertainment Co. LP, 8.375%,
	3/15/23		150	151,059
	Time Warner, Inc., 6.75%, 4/15/11		200	195,275

				56,824,827

Metals & Mining - 0.4%	AK Steel Corp., 7.75%, 6/15/12		170	132,600
	Aleris International, Inc., 9%, 12/15/14 (n)		140	7,000
	Arch Western Finance LLC, 6.75%, 7/01/13		795	691,650
	Freeport-McMoRan Copper & Gold, Inc.,
	7.084%, 4/01/15 (a)		2,310	1,524,600
	Freeport-McMoRan Copper & Gold, Inc.,
	8.25%, 4/01/15		3,060	2,601,000
	Freeport-McMoRan Copper & Gold, Inc.,
	8.375%, 4/01/17		5,710	4,682,200

				9,639,050

Multi-Utilities - 0.0%	CenterPoint Energy, Inc., 7.25%, 9/01/10		480	472,547

Multiline Retail - 0.9%	Target Corp., 6%, 1/15/18		24,975	24,181,394

Oil, Gas & Consumable Fuels - 1.3%	Anadarko Petroleum Corp., 5.95%, 9/15/16		7,000	6,183,163
	Anadarko Petroleum Corp., 6.45%, 9/15/36		6,185	4,878,938
	Canadian Natural Resources, Ltd., 5.90%,
	2/01/18		2,625	2,267,950
Compton Petroleum Finance Corp., 7.625%,
	12/01/13		20	6,000
	ConocoPhillips, 7%, 3/30/29		80	81,733
	ConocoPhillips Australia Funding Co.,
	1.498%, 4/09/09 (a)		988	986,875
Consolidated Natural Gas Co. Series A, 5%,
	3/01/14		235	218,517
	Consolidated Natural Gas Co. Series C,
	6.25%, 11/01/11		150	150,762
	Devon Financing Corp. ULC, 7.875%,
	9/30/31		3,100	3,413,422

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

	Enterprise Products Operating LP, 4.95%,
	6/01/10	USD	450	$ 431,004
	Gazprom OAO, 7.288%, 8/16/37 (b)		6,500	3,835,000
	MidAmerican Energy Holdings Co., 5.95%,
	5/15/37		7,100	6,437,946
	Overseas Shipholding Group, Inc., 7.50%, 2/15/24		115	76,475
	Petrobras International Finance Co.,
	5.875%, 3/01/18		3,255	2,926,245
	Tennessee Gas Pipeline Co., 7%, 10/15/28		920	703,925
	XTO Energy, Inc., 6.75%, 8/01/37		3,370	3,156,221

				35,754,176

Paper & Forest Products - 0.0%	Georgia-Pacific Corp., 7.125%, 1/15/17 (b)		340	285,600

Pharmaceuticals - 0.3%	Bristol-Myers Squibb Co., 6.875%, 8/01/97		75	82,858
	GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13		8,050	8,074,609

				8,157,467

Real Estate Investment Trusts	Rouse Co. LP, 3.625%, 3/15/09		340	141,100
(REITs) - 0.0%

Software - 0.2%	Oracle Corp., 5.75%, 4/15/18 (f)		5,980	6,254,889

Thrifts & Mortgage Finance - 0.0%	Countrywide Financial Corp., 5.80%, 6/07/12		900	877,188

Wireless Telecommunication	Rogers Wireless, Inc., 7.50%, 3/15/15		140	138,618
Services - 0.2%	Sprint Nextel Corp., 6%, 12/01/16		375	264,375
	Vodafone Group Plc, 5%, 12/16/13		275	264,543
	Vodafone Group Plc, 5%, 9/15/15		55	50,435
	Vodafone Group Plc, 6.15%, 2/27/37		4,325	4,274,968

				4,992,939

	Total Corporate Bonds - 19.4%			529,875,024

	Foreign Government Obligations

	Bundesrepublik Deutschland Series 05, 4%,
	1/04/37	EUR	2,105	3,135,086
	Bundesrepublik Deutschland Series 07,
	4.25%, 7/04/39		5,600	8,840,745
	Israel Government AID Bond, 5.50%,
	9/18/23	USD	850	1,050,660
	Israel Government AID Bond, 5.50%,
	4/26/24		625	776,331
	Mexican Bonos Series M 10, 7.25%,
	12/15/16	MXN	92,000	6,366,292
	Mexican Bonos Series M 20, 10%, 12/05/24		307,840	25,534,593
	Mexico Government International Bond,
	6.375%, 1/16/13	USD	2,378	2,496,900
	United Kingdom Gilt, 4.25%, 12/07/49	GBP	4,880	7,659,972

	Total Foreign Government
	Obligations - 2.0%			55,860,579

	Preferred Securities

	Capital Trusts

Capital Markets - 0.1%	Credit Suisse Guernsey Ltd., 5.86% (a)(k)	USD	3,101	1,447,339
Lehman Brothers Holdings Capital Trust VII,
	5.857% (a)(k)(l)(m)		1,868	187

				1,447,526

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Capital Trusts		(000)	Value

Commercial Banks - 1.1%	BAC Capital Trust VI, 5.625%, 3/08/35	USD	3,555	$ 2,986,506
	Barclays Bank Plc, 7.434% (a)(b)(k)		100	50,558
	Barclays Bank Plc, 8.55% (a)(b)(k)		6,660	3,269,501
	Wachovia Capital Trust III, 5.80%, 8/29/49 (a)		1,865	1,100,350
	Wachovia Corp. Series K, 7.98% (a)(k)		26,127	22,270,655

				29,677,570

Diversified Financial Services - 0.8%	Bank of America Corp. Series K, 8% (a)(k)		3,930	2,826,802
	Bank of America Corp. Series M, 8.125% (a)(k)		4,810	3,597,880
	Citigroup Capital XXI, 8.30%, 12/21/77 (a)		2,260	1,742,996
	JPMorgan Chase & Co., 7.90% (a)(k)		18,025	14,993,736

				23,161,414

Insurance - 1.0%	American International Group, Inc., 8.175%,
	5/15/58 (a)(b)		14,660	5,703,107
	Chubb Corp., 6.375%, 3/29/67 (a)		6,825	4,232,810
	Lincoln National Corp., 7%, 5/17/66 (a)		4,185	1,757,700
	Lincoln National Corp., 6.05%, 4/20/67 (a)		2,500	1,000,000
	MetLife, Inc., 6.40%, 12/15/66		7,995	4,797,000
	Progressive Corp., 6.70%, 6/15/37 (a)		6,460	3,175,626
	Reinsurance Group of America, 6.75%,
	12/15/65 (a)		4,415	1,668,764
	The Travelers Cos., Inc., 6.25%, 3/15/67 (a)		5,715	3,743,536
	ZFS Finance (USA) Trust V, 6.50%,
	5/09/67 (a)(b)		5,275	2,162,751

				28,241,294

	Total Preferred Securities - 3.0%			82,527,804

	Total Long-Term Investments
	(Cost - $5,011,011,941) - 164.1%			4,479,171,169

	Options Purchased		Contracts (o)

OTC Traded Call Options	Receive a fixed rate of 5.36% and pay a
	floating rate based on 3-month LIBOR,
	expiring June 2013, Broker, USB AG		57	6,056,581
	Receive a fixed rate of 5.525% and pay a
	floating rate based on 3-month LIBOR,
	expiring May 2012, Broker Citibank N.A.		173	35,910,831

				41,967,412

OTC Traded Put Options	Pay a fixed rate of 5.50% and receive a
floating rate based 3-month LIBOR, expiring
	December 2009, Broker
	Bank of America N.A.		19	127,511
	Pay a fixed rate of 6.50% and receive a
	floating rate based on 3-month LIBOR,
	expiring October 2009, Broker
	Deutsche Bank AG		54	99,586
	Pay a fixed rate of 6.50% and receive a
	floating rate based on 3-month LIBOR,
expiring September 2009, Broker Deutsche
	Bank AG		32	56,095

	Master Total Return Portfolio of Master Bond LLC
	Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Purchased		Contracts (o)	Value

	Pay a fixed rate of 6.50% and receive a floating rate
	based on the 3-month LIBOR, expiring November
	2009, Broker UBS AG		33	$ 59,594
	Pay a fixed rate of 6.50% and received a
	floating rate based on 3-month LIBOR,
	expiring September 2009, Broker The
	Goldman Sachs Group, Inc.		50	87,400
	Pay a fixed rate of 5.36% and receive a
	floating rate based on 3-month LIBOR,
	expiring June 2013, Broker, UBS AG		57	536,439
	Pay a fixed rate of 5.525% and receive a
	floating rate based on 3-month LIBOR,
	expiring May 2012, Broker Citibank N.A.		173	2,423,380
	Pay a fixed rate of 5.78% and receive a floating
	rate based 3-month LIBOR, expiring August 2010,
	Broker Deutsche Bank AG		126	620,213

				4,010,218

	Total Options Purchased
	(Cost - $23,127,896) - 1.7%			45,977,630

	Total Investments Before TBA Sale
	Commitments and Options Written
	(Cost - $5,034,139,837*) - 165.8%			4,525,148,799

			Par
	TBA Sale Commitments		(000)

	Fannie Mae Guaranteed Pass-Through
	Certificates:
	5.00%, 1/15/24 - 1/15/39	USD	(247,800)	(252,988,437)
	5.50%, 7/01/14 - 1/15/39		(149,400)	(153,135,000)
	6.00%, 1/01/21 - 1/15/39		(77,400)	(79,684,125)
	Freddie Mac Mortgage Participation
	Certificates:
	5.50%, 8/01/17 - 1/15/39		(43,500)	(44,519,553)
	6.00%, 5/01/13 - 1/15/39		(31,500)	(32,445,000)
	Ginnie Mae MBS Certificates:
	5.50%, 11/15/33 - 2/15/39		(13,500)	(13,883,940)
	6.00%, 11/15/28 - 2/15/39		(8,600)	(8,871,433)
	6.50%, 4/15/31 - 2/15/39		(89,000)	(92,532,232)

	Total TBA Sale Commitments
	(Proceeds Received - $667,903,602) - (24.8)%			(678,059,720)

	Options Written		Contracts (o)

OTC Traded Call Options	Pay a fixed rate of 4.74% and receive a floating rate
	based on 3-month LIBOR, expiring May 2009, Broker
	Deutsche Bank AG		125	(23,388,144)
	Pay a fixed rate of 5.025% and receive a floating
	rate based on 3-month LIBOR, expiring November
	2010, Broker UBS AG		30	(5,564,430)
	Pay a fixed rate of 5.40% and receive a floating rate
	based on 3-month LIBOR, expiring December 2010,
	Broker UBS AG		55	(11,743,655)

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Options Written	Contracts (o)	Value

	Pay a fixed rate of 5.53% and receive a floating rate
	based on 3-month LIBOR, expiring October 2012,
Broker Barclays Bank Plc	108	$ (24,436,329)
	Pay a fixed rated of 4.87% and receive a floating
	rate based on 3-month LIBOR, expiring February
2010, Broker UBS AG	116	(21,507,126)
	Pay a fixed rated of 5.485% and receive a floating
rate based on expiring 3-month LIBOR, Broker
JPMorgan Chase	5	(1,300,487)
	Pay a fixed rated of 5.67% and receive a floating
	rate based on 3-month LIBOR, expiring January
2010, Broker Citibank N.A.	4	(932,407)
	Pay a fixed rate of 4.98% and receive a floating rate
	based on 3-month LIBOR, expiring October 2011,
Broker Bank of America N.A.	60	(10,407,720)
	Pay a fixed rated of 2.495% and receive a floating
	rate based on 3-month LIBOR, expiring December
2010, Broker JPMorgan Chase	70	(2,660,996)

		(101,941,294)

OTC Traded Put Options	Receive a fixed rate of 2.495% and pay a floating
	rate based on 3-month LIBOR, expiring December
2010, Broker JPMorgan Chase	70	(5,448,172)
	Receive a fixed rate of 4.98% and pay a floating
	rate based on 3-month LIBOR, expiring October
2011, Broker Bank of America N.A.	60	(1,016,100)
	Receive a fixed rate of 4.74% and pay a floating
	rate based on 3-month LIBOR, expiring May 2009,
Broker Deutsche Bank AG	125	(207,917)
	Receive a fixed rate of 4.87% and pay a floating
	rate based on 3-month LIBOR expiring February
2010, Broker UBS AG	116	(769,441)
	Receive a fixed rate of 5.025% and pay a floating
	rate based on 3-month LIBOR, expiring November
2010, Broker UBS AG	30	(335,160)
	Receive a fixed rate of 5.40% and pay a floating
	rate based on 3-month LIBOR, expiring December
2010, Broker UBS AG	55	(461,010)
	Receive a fixed rate of 5.485% and pay a floating
	rate based on 3-month LIBOR, expiring October
2009, Broker JPMorgan Chase	5	(12,722)
	Receive a fixed rate of 5.53% and pay a floating
	rate based on 3-month LIBOR, expiring October
2012, Broker Barclays Bank Plc	108	(745,481)

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Options Written	Contracts (o)	Value

Receive a fixed rate of 5.67% and pay a floating
rate based on 3-month LIBOR, expiring January
2010, Broker Citibank N.A.	4 $	(8,714)

		(9,004,717)

Total Options Written
(Premiums Received - $50,883,440) - (4.1)%		(110,946,011)

Total Investments, Net of TBA Sale
Commitments and Options Written - 136.9%		3,736,143,068
Liabilities in Excess of Other Assets - (36.9)%		(1,007,445,950)

Net Assets - 100.0%	$ 2,728,697,118

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 5,038,855,063

Gross unrealized appreciation	$ 84,432,025
Gross unrealized depreciation	(598,138,289)

Net unrealized depreciation	$ (513,706,264)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)	All or a portion of security has been pledged as collateral for reverse repurchase agreements.

(e)	Represents a zero-coupon bond. Rate shown reflects the effective yield at report date.

(f)	All or a portion of security has been pledged as collateral in connection with swaps.

(g)	Represents or includes a "to-be-announced" transaction. The Master Portfolio has committed to purchasing securities for which all specific information is not available at this time.

(h)	Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(i)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase	Sale	Realized
Affiliate	Cost	Cost	Gain	Income

BlackRock Capital Finance LP
Series 1997-R2 Class AP, 1.286%
12/25/35	-	$ 24	-	$ 350
Merrill Lynch Mortgage Trust
Series 2007-C1 Class AM,
5.829%, 6/12/50	-	-	-	$ 18,780

(j)	Security is valued in accordance with the Master Portfolio's fair valuation policy.

(k)	Security is perpetual in nature and has no stated maturity date.

(l)	Non-income producing security.

(m)	Issuer filed for bankruptcy and/or is in default of interest payments.

(n)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(o)	One contract represents a notional amount of $1,000,000.

  For Master Portfolio compliance purposes, the Master Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments December 31, 2008 (Unaudited)

• Reverse repurchase agreements outstanding as of December 31, 2008 were as follows:

	Interest	Trade	Maturity		Net Closing	Face
Counterparty	Rate	Date		Date	Amount	Amount

Barclay's Bank Plc	0.15%	12/23/08		TBD	$ 5,964,779	$ 5,964,530

• Financial futures contracts purchased as of December 31, 2008 were as follows:

			Expiration		Face	Unrealized
Contracts	Issue		Date		Value	Appreciation

817	5-Year U.S. Treasury Bond		March 2009		$ 95,329,102	$ 1,938,578
540	30-Year U.S Treasury Bond		March 2009		$ 70,456,352	4,088,960
266	Euro-Bund Future		March 2009		$ 45,451,474	708,437
472	Long Gilt		March 2009		$ 78,225,784	5,563,326

Total						$ 12,299,301

• Financial futures contracts sold as of December 31, 2008 were as follows:

						Unrealized
			Expiration		Face	Appreciation
Contracts	Issue		Date		Value	(Depreciation)

2,745	2-Year U.S. Treasury Bond		March 2009		$ 592,863,300	$ (5,718,263)
1,078	10-Year U.S. Treasury Bond		March 2009		$ 137,072,992	1,514,492
483	Euro Dollar Future		June 2009		$ 117,204,687	(2,180,838)

Total						$ (6,384,609)

• Foreign currency exchange contracts as of December 31, 2008 were as follows:

						Unrealized
	Currency		Currency	Settlement	Appreciation
	Purchased		Sold	Date	(Depreciation)

USD	9,255,833	EUR	7,288,000	1/21/09	$ (864,729)
USD	4,295,988	EUR	3,360,000	1/21/09		(369,913)
EUR	500,000	USD	666,676	1/21/09		27,655
USD	12,315,884	GBP	8,249,000	1/21/09		463,457
USD	2,682,230	GBP	1,814,500	1/21/09		75,098
USD	2,578,709	GBP	1,755,000	1/21/09		57,069
GBP	905,000	USD	1,359,001	1/21/09		(58,668)
USD	34,834,151	MXN	448,450,000	1/21/09		2,697,494

Total					$ 2,027,463

• Interest rate swaps outstanding as of December 31, 2008 were as follows:

					Notional	Unrealized
					Amount	Appreciation
					(000)	(Depreciation)

Receive a fixed rate of 3.401% and pay 3.875% on
Treasury Inflation Protected Securities (TIPS)
adjusted principal

Broker, JPMorgan Chase Bank National Association
Expires January 2009				USD	19,239	$ (250,950)

Master Total Return Portfolio of Master Bond LLC

Schedule of Investments December 31, 2008 (Unaudited)

Notional	Unrealized
Amount	Appreciation
(000)	(Depreciation)

Receive a fixed rate of 5.496% and pay a floating
rate based on 3-month LIBOR

Broker, Bank of America N.A.
Expires July 2009	USD	10,000	$ 208,055

Receive a fixed rate of 4.05% and pay a floating
rate based on 3-month LIBOR

Broker, Barclays Bank Plc
Expires December 2009	USD	57,800	1,441,398

Receive a fixed rate of 4.51% and pay a floating
rate based on 3-month LIBOR

Broker, UBS AG
Expires September 2010	USD	5,600	297,752

Receive a fixed rate of 5% and pay a floating
rate based on 3-month LIBOR

Broker, Deutsche Bank AG
Expires November 2010	USD	4,000	255,968

Receive a fixed rate of 5.158% and pay a floating
rate based on 3-month LIBOR

Broker, Goldman Sachs Bank USA
Expires November 2010	USD	5,700	381,157

Receive a fixed rate of 4.906% and pay a floating
rate based on 3-month LIBOR

Broker, UBS AG
Expires December 2011	USD	150,000	13,374,298

Receive a fixed rate of 4.897% and pay a floating
rate based on 3-month LIBOR

Broker, JPMorgan Chase Bank National Association
Expires December 2011	USD	165,000	14,785,719

Receive a fixed rate of 4.867% and pay a floating
rate based on 3-month LIBOR

Broker, UBS AG
Expires October 2012	USD	100,400	10,681,544

Master Total Return Portfolio of Master Bond LLC

Schedule of Investments December 31, 2008 (Unaudited)

Notional	Unrealized
Amount	Appreciation
(000)	(Depreciation)

Receive a fixed rate of 3.77375% and pay a
floating rate based on 3-month LIBOR

Broker, Bank of America N.A.
Expires January 2013	USD	85,200	$ 5,868,712

Pay a fixed rate of 3.87375% and receive a floating
rate based on 3-month LIBOR

Broker, Bank of America N.A.
Expires May 2013	USD	125,900	(9,641,950)

Receive a fixed rate of 4.32375% and pay a floating
rate based on 3-month LIBOR

Broker, Citibank N.A.
Expires July 2013	USD	106,700	10,445,373

Receive a fixed rate of 2.95125% and pay a floating
rate based on 3-month LIBOR

Broker, Bank of America N.A.
Expires November 2013	USD	93,000	3,543,908

Pay a fixed rate of 5.071% and receive a
floating rate based on 3-month LIBOR

Broker, UBS AG
Expires March 2017	USD	70,300	(13,816,668)

Pay a fixed rate of 5.305% and receive a floating
rate based on 3-month LIBOR

Broker, Citibank N.A.
Expires October 2017	USD	154,400	(34,377,147)

Pay a fixed rate of 5.7575% and receive a floating
rate based on 3-month LIBOR

Broker, Credit Suisse International
Expires July 2018	USD	100,000	(25,126,308)

Pay a fixed rate of 4.205% and receive a floating
rate based on 3-month LIBOR

Broker, Deutsche Bank AG
Expires September 2018	USD	1,200	(171,317)

Master Total Return Portfolio of Master Bond LLC

Schedule of Investments December 31, 2008 (Unaudited)

Notional	Unrealized
Amount	Appreciation
(000)	(Depreciation)

Receive a fixed rate of 4.50% and pay a floating
rate based on 3-month LIBOR

Broker, Citibank N.A.
Expires October 2018	USD	88,500	$ 14,958,869

Receive a fixed rate of 4.49% and pay a floating
rate based on 3-month LIBOR

Broker, Bank of America N.A.
Expires October 2018	USD	32,400	5,438,761

Receive a fixed rate of 4.28849% and pay a floating
rate based on 3-month USD LIBOR

Broker, Bank of America N.A.
Expires October 2018	USD	25,000	3,760,004

Receive a fixed rate of 4.0975% and pay a floating
rate based on 3-month LIBOR

Broker, Deutsche Bank AG
Expires October 2018	USD	42,200	5,621,459

Receive a fixed rate of 4.11375% and pay a floating
rate based on 3-month LIBOR

Broker, Deutsche Bank AG
Expires October 2018	USD	89,000	12,335,200

Pay a fixed rate of 4.65% and receive a floating
rate based on 3-month LIBOR

Broker, UBS AG
Expires November 2018	USD	13,300	(2,434,842)

Pay a fixed rate of 5.01% and receive a floating rate
based on 3-month LIBOR

Broker, UBS AG
Expires November 2018	USD	43,100	(8,061,485)

Master Total Return Portfolio of Master Bond LLC

Schedule of Investments December 31, 2008 (Unaudited)

Notional	Unrealized
Amount	Appreciation
(000)	(Depreciation)

Pay a fixed rate of 4.20% and receive a floating rate
based on 3-month LIBOR

Broker, UBS AG
Expires November 2018	USD	77,900	$ (10,160,798)

Receive a fixed rate of 3.28% and pay a floating
rate based on 3-month LIBOR

Broker, Citibank N.A.
Expires November 2018	USD	50,000	3,119,415

Pay a fixed rate of 4.10% and receive a floating rate
based on 3-month LIBOR

Broker, Barclays Bank Plc
Expires November 2018	USD	15,800	(2,122,052)

Receive a fixed rate of 4.40% and pay a floating rate
based on 3-month LIBOR

Broker, Bank of America N.A.
Expires November 2018	USD	13,600	2,183,008

Receive a fixed rate of 2.295% and pay a floating
rate based on 3-month LIBOR

Broker, Citibank N.A.
Expires December 2018	USD	35,200	(852,434)

Receive a fixed rate of 2.975% and pay a floating
rate based on 3-month LIBOR

Broker, Citibank N.A.
Expires December 2018	USD	50,000	1,754,539

Receive a fixed rate of 2.935% and pay a floating
rate based on 3-month LIBOR

Broker, Deutsche Bank AG
Expires December 2018	USD	62,700	1,976,702

Master Total Return Portfolio of Master Bond LLC

Schedule of Investments December 31, 2008 (Unaudited)

Notional	Unrealized
Amount	Appreciation
(000)	(Depreciation)

Receive a fixed rate of 2.21% and pay a floating rate
based on 3-month LIBOR

Broker, Goldman Sachs Bank USA
Expires December 2018	USD	37,100	$ (1,177,495)

Receive a fixed rate of 2.941% and pay a floating
rate based on 3-month LIBOR

Broker, Deutsche Bank AG
Expires December 2018	USD	30,600	981,342

Pay a fixed rate of 2.77375% and receive a floating
rate based on 3-month LIBOR

Broker, Deutsche Bank AG
Expires December 2018	USD	31,200	(552,426)

Receive a fixed rate of 3.025% and pay a floating
rate based on 3-month LIBOR

Broker, Morgan Stanley Capital Services Inc.
Expires December 2018	USD	25,000	990,535

Receive a fixed rate of 5.411% and pay a floating
rate based on 3-month LIBOR

Broker, JPMorgan Chase Bank National Association
Expires August 2022	USD	24,125	7,328,487

Receive a fixed rate of 5.411% and pay a floating
rate based on 3-month LIBOR

Broker, Goldman Sachs Bank USA
Expires April 2027	USD	1,700	632,261

Total			$ 13,618,594

Master Total Return Portfolio of Master Bond LLC Schedule of Investments December 31, 2008 (Unaudited)

  Credit default swaps on single-name issues - buy protection outstanding as of December 31, 2008 were as follows:
	Pay			Notional		Unrealized
	Fixed				Amount	Appreciation
Issuer	Rate	Counterparty	Expiration		(000)[1]	(Depreciation)

RadioShack Corp.	1.16%	UBS AG	December 2010	USD	7,625	$ 128,062
Limited Brands Inc.	1.065%	UBS AG	December 2010	USD	7,625	678,625
		JPMorgan Chase
Sara Lee Corp.	0.604%	Bank National
		Association	March 2011	USD	7,720	15,464
		Morgan Stanley
Computer		Capital
Sciences Corp.	0.88%	Services, Inc.	June 2011	USD	7,770	(14,631)
		Morgan Stanley
Eastman		Capital
Chemical Co.	0.68%	Services, Inc.	September 2013	USD	7,800	266,745

Total						$ 1,074,265

[1] Using the higher of Standard & Poor's or Moody's ratings of the issuer.

• Currency Abbreviations:

EUR GBP MXN USD	Euro British Pound Mexican Peso U.S. Dollar

Master Total Return Portfolio of Master Bond LLC Schedule of Investments December 31, 2008 (Unaudited)

• Credit default swaps on single-name issues - sold protection outstanding as of December 31, 2008 were as follows:

	Receive				Notional
	Fixed			Credit	Amount	Premiums	Unrealized	Market
Issuer	Rate	Counterparty	Expiration	Rating[1]	(000)[2]	(Received)	Depreciation	Value

SLM Corp.	5.00%	Barclay's Bank Plc	March 2013	BBB	USD 5,000	$ 5,000,000	$ (539,580)	$ 4,460,420

[1] Using the higher of Standard & Poor's or Moody's ratings of the issuer.

2 The maximum potential amount the Fund may be required to pay should a negative credit event take place as defined under the terms of the agreement.

Master Total Return Portfolio of Master Bond LLC Schedule of Investments December 31, 2008 (Unaudited)

Effective October 1, 2008, the Master Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master Portfolio's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Master Portfolio's investments:

Valuation	Investments in Securities		Other Financial Instruments*
Inputs	Assets	Liabilities	Assets	Liabilities

Level 1	-	-	$ 13,813,793	$ (7,899,101)
Level 2	$ 4,477,435,903	$ (678,059,720)	172,751,765	(221,539,404)
Level 3	1,735,266	-	-	-

Total	$ 4,479,171,169	$ (678,059,720)	$ 186,565,558	$ (229,438,505)

* Other financial instruments are swaps, futures, foreign currency exchange contracts, and options.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in
Securities

Balance, as of October 1, 2008	$ 1,974,075
Accrued discounts/premiums	-
Realized gain (loss)	395
Change in unrealized appreciation (depreciation)	1,936
Net purchases (sales)	(120,261)
Net transfers in/out of Level 3	(120,879)

Balance, as of December 31, 2008	$ 1,735,266

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of
Master Bond LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return
Portfolio of Master Bond LLC

Date: February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return
Portfolio of Master Bond LLC

Date: February 23, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return
Portfolio of Master Bond LLC

Date: February 23, 2009